Financial instruments - Natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended	36 Months Ended	48 Months Ended	108 Months Ended
	Dec. 31, 2020 USD ($) $ / MMBTU	Dec. 31, 2029 MMBTU	Jan. 01, 2025 MMBTU	Jan. 01, 2032 MMBTU	Dec. 31, 2019 USD ($) $ / MMBTU
Disclosure of financial assets [line items]
Reclassification of hedge	$ 20,271,000
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge	20,271,000
Natural gas forward contract
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU		30	40	50
Hedge ineffectiveness	0
Natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount	1,005,600,000				$ 969,600,000
Negative fair value	$ 177,400,000				$ 195,100,000
Natural gas forward contract | Cash flow hedges | Geismar Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	3.36				3.45
Natural gas forward contract | Cash flow hedges | Medicine Hat Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	1.96				1.96
Natural gas forward contract | Cash flow hedges | other current liabilities
Disclosure of financial assets [line items]
Negative fair value	$ 14,800,000
Natural gas forward contract | Cash flow hedges | Other non-current liabilities
Disclosure of financial assets [line items]
Negative fair value	166,000,000.0
Natural gas forward contract | Cash flow hedges | other current assets
Disclosure of financial assets [line items]
Positive fair value	400,000
Natural gas forward contract | Cash flow hedges | Other non-current asset
Disclosure of financial assets [line items]
Positive fair value	3,000,000.0
Natural gas forward contract | Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge	$ 20,300,000